DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Group's VIE information

	As of December 31,
	2018	2019
	RMB	RMB
Cash	90,723,253	93,548,349
Short-term investments	120,241,425	310,439,321
Accounts receivable, net	54,424,845	115,228,700
Inventories	142,155,411	178,476,473
Prepayments and other current assets	22,711,514	18,613,814
Amounts due from intercompany	4,262,270	4,303,778
Total current assets	434,518,718	720,610,435

Property, plant and equipment, net	40,580,352	148,937,701
Intangible assets, net	580,667	1,962,530
Land use right, net	—	34,355,936
Other non-current assets	16,805,475	5,961,241
Total assets	492,485,212	911,827,843

Short-term bank borrowings	179,978,003	217,394,132
Accounts payable	249,665,890	258,988,264
Amounts due to intercompany	211,250,230	306,137,760
Advances from customers	20,505,861	7,478,309
Deferred revenue—current	12,666,330	31,105,700
Accrued expenses and other current liabilities	119,242,975	164,442,316
Income taxes payable	—	3,013,805
Total current liabilities	793,309,289	988,560,286
Deferred revenue—non current	234,801	2,171,033
Deferred income tax liability	—	1,265,780
Other non-current liabilities	17,609,842	22,358,968
Total liabilities	811,153,932	1,014,356,067

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenues	769,368,001	1,477,593,628	2,115,501,618
Net (loss) / income	(145,154,084)	(294,156,973)	196,473,033
Net cash (used in) / provided by operating activities	(2,423,156)	14,379,166	284,907,333
Net cash used in investing activities	(55,928,949)	(74,333,070)	(319,696,832)
Net cash provided by financing activities	68,703,310	78,199,492	37,416,129
Effect of foreign currency exchange rate changes on cash	(813,270)	684,791	198,466
Net increase in cash	9,537,935	18,930,379	2,825,096
Cash at the beginning of the year	62,254,939	71,792,874	90,723,253
Cash at the end of the year	71,792,874	90,723,253	93,548,349